Significant Accounting Policies - Schedule of Average Annual Rates for Other Intangible (Details)	12 Months Ended
Dec. 31, 2024
Patents [Member]
Schedule of Estimated Useful Life on a Straight-Line Basis [Line Items]
Annual rate other intangible assets	10.00%
Minimum [Member] | Technology [Member]
Schedule of Estimated Useful Life on a Straight-Line Basis [Line Items]
Annual rate other intangible assets	13.00%
Minimum [Member] | Customer relationships [Member]
Schedule of Estimated Useful Life on a Straight-Line Basis [Line Items]
Annual rate other intangible assets	7.00%
Maximum [Member] | Technology [Member]
Schedule of Estimated Useful Life on a Straight-Line Basis [Line Items]
Annual rate other intangible assets	33.00%
Maximum [Member] | Customer relationships [Member]
Schedule of Estimated Useful Life on a Straight-Line Basis [Line Items]
Annual rate other intangible assets	17.00%